RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of related party transactions [Table Text Block]
	December 31, 2023	December 31, 2022	December 31, 2021

Consulting fees paid or accrued to officers or their companies	$1,035,063	$909,314	$1,124,304
Directors' fees	2,223	2,308	2,398

Stock option grants to officers and directors	$23,750	$120,563
Stock option grant price range	CAD$0.92	CAD$0.81